Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 29	$ 23	$ 57	$ 42